Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities	€ (4,257)	€ (2,973)	€ (671)
Lease payments	(5,800)	(4,256)	(5,070)
Lease payments	(5,800)	(4,779)	(5,556)
Change in Cash Flow	(10,057)	(7,229)	(5,741)
Net debt at the beginning	220,909	148,092	137,538
Additions (disposals)	(221,076)	68,927	2,308
Interest expenses	4,257	11,119	13,986
Total change in liabilities	(216,819)	80,046	16,294
Net debt at the end	14,147	220,909	148,092
Liabilities to banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities	(521)	(951)	(185)
Change in Cash Flow	(521)	(951)	(185)
Net debt at the beginning	10,000	3,649
Additions (disposals)	(11,041)	6,351	3,649
Interest expenses	521	951	185
Total change in liabilities	(10,520)	7,302	3,834
Net debt at the end		10,000	3,649
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities	(612)	(523)	(486)
Lease payments	(5,800)	(4,256)	(5,070)
Change in Cash Flow	(6,412)	(4,779)	(5,556)
Net debt at the beginning	19,715	18,364	23,330
Additions (disposals)	(12,591)	5,607	104
Interest expenses	612	523	486
Total change in liabilities	(11,979)	6,130	590
Net debt at the end	14,147	19,715	18,364
Shareholder Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities	(3,125)	(1,499)
Change in Cash Flow	(3,125)	(1,499)
Net debt at the beginning	191,194	126,079	114,208
Additions (disposals)	(197,444)	56,969	(1,445)
Interest expenses	3,125	9,645	13,315
Total change in liabilities	€ (194,319)	66,614	11,870
Net debt at the end		€ 191,194	€ 126,079